LEASES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rightofuseassets net book value	$ 6	$ 4
[custom:MonthlyConsecutiveInstallments]	623
Current lease receivable	5	5
Non-current lease receivable	$ 23	$ 29